Discontinued Operations (Details) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	HKD 0	HKD 163,696	HKD 224,411
Trade receivables, net		303,681
Inventories		105,221
Deposits, prepayment and other receivables		42,345
Tax prepayment		3,431
Current assets of discontinued operations	0	618,374
Property, plant and equipment, net		190,776
Deferred tax assets		13,260
Non-current assets of discontinued operations	0	204,036
Total assets of discontinued operations		822,410
Bank borrowings		29,223
Trade payables		111,659
Other payables and accruals		141,606
Tax payable		65,107
Current liabilities of disposal liabilities	HKD 0	347,595
Total liabilities of disposal liabilities		HKD 347,595